Schedule IV - Schedule of Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums, Percentage Assumed to Net	1.00%	0.00%	0.00%
Direct Premiums Earned	$ 3,502	$ 3,739	$ 4,147
Ceded Premiums Earned	1,869	698	733
Ceded Premiums Earned	241,684	151,982	130,029
Assumed Premiums, Life Insurance in Force	815	781	1,941
Premiums, Net, Life Insurance in Force	77,783	203,963	188,729
Life Insurance in Force Premiums, Percentage Assumed to Net	1.00%	0.00%	1.00%
Direct Premiums, Life Insurance in Force	318,652	355,164	316,817
Assumed Premiums Earned	13	8	13
Earned premiums	184	93	244
Life Insurance and Annuities [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums, Percentage Assumed to Net	1.00%	0.00%	0.00%
Direct Premiums Earned	3,238	3,441	3,842
Ceded Premiums Earned		517	531
Ceded Premiums Earned	1,714
Assumed Premiums Earned	13	8	13
Earned premiums	1,537	2,932	3,324
Accident and Health Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums, Percentage Assumed to Net	0.00%	0.00%	0.00%
Direct Premiums Earned	264	298	305
Ceded Premiums Earned	155	181	202
Assumed Premiums Earned	0	0	0
Earned premiums	109	117	103
Property and Casualty Other Operations [Member] | Life Annuity Accident and Health Insurance Product [Domain]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Supplementary Insurance Information Earned Premiums Fee Income and Other	$ 1,646	$ 3,049	$ 3,427